Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Receivables [Abstract]
Government institutions	$ 11,881	$ 8,665
Other receivables	7,444	19,594
Prepaid expenses	80,326	32,432
Total other receivables	$ 99,651	$ 60,691